INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Effective Income Tax Rate Reconciliation [Line Items]
Federal tax benefit at statutory rate	$ (1,782,000)	$ (911,000)
State taxes	(285,000)	(146,000)
Change in fair value of derivative liabilities	1,336,000	400,000
Other permanent differences and other	98,000	124,000
Research and experimental tax credits	(8,000)	(20,000)
Change in valuation allowance	641,000	553,000
Income Tax Expense (Benefit)	$ 0	$ 0